Operating Leases - Chartered-out vessels summary (Details) - Vessels [member]	12 Months Ended
Dec. 31, 2017 USD ($)
STI Pimlico [Member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	$ 18,000
STI Poplar [Member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	18,000
STI Notting Hill [Member] | MR [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	20,500
STI Westminster [Member] | MR [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	20,500
STI Rose [Member] | LR2 [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	28,000
STI Texas City [Member] | MR [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	$ 16,000
Operating lease, profit sharing percentage	50.00%
STI Notting Hill, STI Westminster And STI Rose [Member] | MR And LR2 [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Redelivery period surrounding expiry date	30 days
Top of range [member] | STI Pimlico And STI Poplar [Member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Redelivery period surrounding expiry date	30 days
Bottom of range [member] | STI Pimlico And STI Poplar [Member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Redelivery period surrounding expiry date	10 days